Shareholder Fees - StrategicAdvisersEmergingMarketsFund-PRO	Apr. 29, 2025 USD ($)
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none